EUPAC FundTM
(formerly EuroPacific Growth Fund)
Investment portfolio
December 31, 2025
unaudited

Common stocks 98.34% Financials 20.32%	Shares	Value (000)
UniCredit SpA	24,643,224	$2,045,775
Standard Chartered PLC	64,021,030	1,563,458
Banco Bilbao Vizcaya Argentaria SA	64,445,170	1,507,381
3i Group PLC	33,333,967	1,450,273
AIA Group, Ltd.	118,889,551	1,221,173
NatWest Group PLC	122,507,484	1,068,505
UBS Group AG	22,161,799	1,024,475
Banco Santander SA	83,439,768	979,153
Brookfield Corp., Class A	16,661,804	764,610
Brookfield Corp., Class A (CAD denominated)	1,563,231	71,775
ING Groep NV	29,321,998	824,276
KB Financial Group, Inc.	9,147,844	790,814
Skandinaviska Enskilda Banken AB, Class A	32,002,554	675,591
Adyen NV (a)	392,909	630,412
Kotak Mahindra Bank, Ltd.	23,116,534	566,155
Nu Holdings, Ltd., Class A (a)	33,087,274	553,881
Aon PLC, Class A	1,508,354	532,268
Resona Holdings, Inc.	55,889,608	529,929
HDFC Bank, Ltd.	41,902,488	463,024
ICICI Bank, Ltd.	30,037,626	448,448
Deutsche Bank AG	11,515,981	447,910
FinecoBank SpA	16,992,641	441,284
Erste Group Bank AG	3,658,852	440,195
Munchener Ruckversicherungs-Gesellschaft AG	617,995	408,111
BAWAG Group AG (a)	2,587,987	389,016
Mizuho Financial Group, Inc.	10,661,838	387,149
AXA SA (b)	8,041,997	386,778
Japan Post Bank Co., Ltd.	24,565,900	345,495
London Stock Exchange Group PLC	2,801,668	337,361
Banco Comercial Portugues, SA	319,627,081	334,936
Hana Financial Group, Inc.	4,898,711	319,536
ICG PLC	11,401,741	314,412
Aviva PLC	33,996,629	311,258
Wise PLC, Class A (a)	24,890,178	298,965
Axis Bank, Ltd.	21,062,095	298,144
State Bank of India	23,418,933	255,933
MS&AD Insurance Group Holdings, Inc.	10,522,900	247,784
Bank Central Asia Tbk PT	485,959,500	234,571
Danske Bank AS	4,458,663	222,422
Banco BPM SpA	14,470,445	219,802
CVC Capital Partners PLC (b)	12,653,498	211,887
Grupo Financiero Banorte, SAB de CV, Series O	22,455,546	208,176
HSBC Holdings PLC (GBP denominated)	12,633,692	198,068
Tokio Marine Holdings, Inc.	4,794,575	178,003
CaixaBank SA, non-registered shares	13,740,692	167,805
Eurobank SA	40,013,152	160,372
EUPAC Fund — Page 1 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
KBC Groep NV	1,010,139	$131,301
Allianz SE	283,737	130,141
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	148,500,000	128,351
BPER Banca SpA	9,052,577	122,413
Bridgepoint Group PLC	31,311,173	118,833
Deutsche Boerse AG	451,123	118,492
Saudi National Bank (The)	11,207,484	113,158
T&D Holdings, Inc.	4,701,500	108,341
Samsung Life Insurance Co., Ltd.	786,121	85,608
Cholamandalam Investment and Finance Co., Ltd.	4,480,061	84,658
DBS Group Holdings, Ltd.	1,491,510	65,275
Euronext NV	429,519	64,468
Hong Kong Exchanges and Clearing, Ltd.	1,161,800	60,704
PB Fintech, Ltd. (a)	2,759,590	56,054
Hiscox, Ltd.	2,607,990	49,724
Sampo Oyj, Class A	3,706,870	44,933
Abu Dhabi Commercial Bank PJSC	11,491,663	44,747
Canadian Imperial Bank of Commerce	487,546	44,199
Checkout Payments Group, Ltd., Class B (c)(d)	479,280	39,890
BNP Paribas SA (b)	388,043	36,719
Banco BTG Pactual SA, units	3,388,258	32,335
Emirates NBD Bank PJSC	4,057,661	30,770
China Merchants Bank Co., Ltd., Class A	5,092,976	30,685
Shinhan Financial Group Co., Ltd.	532,556	28,420
Bank Mandiri (Persero) Tbk PT	87,622,700	26,796
PICC Property and Casualty Co., Ltd., Class H	12,102,000	25,373
Edenred SA	1,083,432	24,069
Medibank Private, Ltd.	5,720,997	18,252
Barclays PLC	1,788,635	11,354
Sberbank of Russia PJSC (c)	48,140,292	— (e)
		27,352,812
Industrials 17.66%
Airbus SE, non-registered shares	14,400,974	3,340,354
Rolls-Royce Holdings PLC	91,860,071	1,427,794
Siemens AG	4,971,368	1,396,139
Safran SA	3,910,019	1,360,612
International Consolidated Airlines Group SA (CDI)	159,177,884	881,375
Hitachi, Ltd.	22,720,930	704,886
MTU Aero Engines AG	1,596,825	666,063
DSV A/S	2,447,237	615,838
Deutsche Post AG	10,921,113	598,174
Kingspan Group PLC	6,881,483	594,631
Bombardier, Inc., Class B (a)	3,483,868	592,680
ABB, Ltd.	8,015,885	592,545
Recruit Holdings Co., Ltd.	9,847,825	561,789
BAE Systems PLC	23,352,811	536,858
Melrose Industries PLC (f)	65,816,318	517,816
Leonardo SpA	7,355,153	421,345
Vestas Wind Systems AS	13,929,677	376,082
Prysmian SpA	3,719,492	370,878
Rheinmetall AG, non-registered shares	195,486	358,463
Mitsui & Co., Ltd. (b)	12,099,100	357,597
Techtronic Industries Co., Ltd.	30,771,281	353,525
Schneider Electric SE (b)	1,264,300	346,546
EUPAC Fund — Page 2 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Compagnie de Saint-Gobain SA, non-registered shares	3,396,015	$344,740
Ashtead Group PLC	4,994,810	340,771
Rentokil Initial PLC	56,277,335	336,136
Deutsche Lufthansa AG	31,598,770	312,462
Daikin Industries, Ltd.	2,428,700	311,780
RELX PLC	7,587,802	306,913
Ryanair Holdings PLC (ADR)	4,234,633	305,698
Trane Technologies PLC	756,144	294,291
IHI Corp.	15,644,750	275,850
ASSA ABLOY AB, Class B	6,772,753	262,576
Volvo AB, Class B	8,003,099	256,531
Kanzhun, Ltd., Class A (ADR)	12,154,198	247,702
Kanzhun, Ltd., Class A	81,900	829
Experian PLC	4,995,852	225,945
Larsen & Toubro, Ltd.	4,594,827	208,771
ITOCHU Corp.	14,805,825	186,889
Weir Group PLC (The)	4,669,334	178,213
Shenzhen Inovance Technology Co., Ltd., Class A	15,945,709	171,523
Localiza Rent a Car SA, ordinary nominative shares	19,309,409	152,283
Localiza Rent a Car SA (a)	742,669	5,624
Marubeni Corp.	5,485,091	152,633
Babcock International Group PLC	9,148,637	152,282
Hanwha Aerospace Co., Ltd.	233,926	152,194
WEG SA	16,385,571	146,762
Komatsu, Ltd.	4,437,800	141,863
Saab AB, Class B	2,375,049	138,148
Mitsubishi Heavy Industries, Ltd.	5,467,700	133,915
Lifco AB, Class B (b)	3,312,751	125,196
Randstad NV, non-registered shares (b)	3,199,406	121,633
Rumo SA	45,085,211	120,436
Canadian National Railway Co. (CAD denominated)	1,051,284	103,976
Wolters Kluwer NV	861,210	89,416
AtkinsRealis Group, Inc.	1,218,585	78,661
Bureau Veritas SA	1,611,621	51,323
Mitsubishi Corp. (b)	2,119,500	48,567
Epiroc AB, Class A (b)	2,103,089	47,586
Singapore Technologies Engineering, Ltd.	6,984,901	45,572
Thales SA	167,627	45,276
SGH, Ltd.	1,457,096	44,905
Bunzl PLC	1,464,185	40,861
Bouygues SA	578,544	29,991
Kawasaki Heavy Industries, Ltd. (b)	405,800	26,843
Full Truck Alliance Co., Ltd., Class A (ADR)	2,072,198	22,235
InPost SA (a)(b)	994,998	12,188
Contemporary Amperex Technology Co., Ltd., Class A	178,160	9,327
Alstom SA (a)	23,287	689
		23,779,995
Information technology 16.78%
Taiwan Semiconductor Manufacturing Co., Ltd.	182,207,799	8,901,466
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,621,470	492,749
SK hynix, Inc.	6,473,807	2,931,504
ASML Holding NV	1,710,181	1,828,040
SAP SE	7,439,464	1,820,276
NEC Corp.	36,513,265	1,231,194
EUPAC Fund — Page 3 of 12

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Tokyo Electron, Ltd.	4,749,183	$1,043,004
Samsung Electronics Co., Ltd.	9,332,764	777,833
Shopify, Inc., Class A, subordinate voting shares (a)	4,513,032	726,463
Sage Group PLC (The)	46,051,584	670,588
Capgemini SE (b)	2,060,254	341,204
Fujitsu, Ltd.	11,421,390	313,147
Keyence Corp.	754,351	273,305
Baidu, Inc., Class A (a)	11,082,500	181,660
Nebius Group NV, Class A (a)(b)	1,933,982	161,884
Kokusai Electric Corp. (b)	4,129,800	144,151
MediaTek, Inc.	2,566,000	116,269
ARM Holdings PLC (ADR) (a)	802,595	87,732
Infineon Technologies AG (b)	1,957,257	86,724
TDK Corp.	5,253,800	74,334
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	37,779	62,190
Nemetschek SE	563,902	61,487
Accton Technology Corp.	1,316,000	49,291
Xiaomi Corp., Class B (a)	7,983,800	40,295
Halma PLC	768,603	36,424
Elite Material Co., Ltd.	654,918	33,970
OBIC Co., Ltd.	984,000	30,921
Delta Electronics, Inc.	1,016,000	30,914
LITE-ON Technology Corp.	4,110,000	21,171
Tata Consultancy Services, Ltd.	564,957	20,196
		22,590,386
Consumer discretionary 10.36%
MercadoLibre, Inc. (a)	739,507	1,489,559
Industria de Diseno Textil SA	15,151,861	998,059
Flutter Entertainment PLC (a)	4,536,515	975,532
LVMH Moet Hennessy-Louis Vuitton SE	1,114,779	840,432
Trip.com Group, Ltd.	9,486,874	680,529
Trip.com Group, Ltd. (ADR)	1,470,949	105,776
Amadeus IT Group SA, Class A, non-registered shares	9,956,979	730,332
Compagnie Financiere Richemont SA, Class A	3,254,092	702,286
InterContinental Hotels Group PLC	4,458,735	624,567
Sony Group Corp.	22,223,400	568,034
Alibaba Group Holding, Ltd.	16,542,100	302,743
Alibaba Group Holding, Ltd. (ADR)	1,766,966	259,002
Maruti Suzuki India, Ltd.	2,714,777	504,675
Midea Group Co., Ltd., Class A	36,343,930	406,312
PDD Holdings, Inc. (ADR) (a)	3,009,131	341,205
Ryohin Keikaku Co., Ltd.	17,896,544	317,968
Kering SA	862,851	304,467
Hyundai Motor Co.	1,463,825	299,717
Compass Group PLC	8,734,626	277,892
Moncler SpA	3,914,086	251,562
Nitori Holdings Co., Ltd. (b)	12,793,500	223,952
Barratt Redrow PLC	41,073,514	210,440
Mercedes-Benz Group AG (b)	2,833,461	199,954
Dollarama, Inc.	1,272,407	190,173
Prosus NV, Class N	3,064,757	189,291
BYD Co., Ltd., Class H	14,421,340	175,608
Aristocrat Leisure, Ltd.	4,391,957	170,321
Sea, Ltd., Class A (ADR) (a)	1,094,522	139,628
EUPAC Fund — Page 4 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Mahindra & Mahindra, Ltd.	3,248,561	$134,084
Ferrari NV (EUR denominated)	321,370	119,657
D’Ieteren Group (b)	650,894	117,249
Carnival PLC	3,817,684	116,213
Compagnie Generale des Etablissements Michelin	3,396,907	112,655
H World Group, Ltd. (ADR)	2,284,422	107,482
NEXT PLC	532,289	97,933
Booking Holdings, Inc.	16,031	85,851
Suzuki Motor Corp.	5,416,000	80,438
Li Ning Co., Ltd.	31,147,500	74,579
TVS Motor Co., Ltd.	1,407,513	58,211
Hermes International (b)	23,316	57,607
Shimano, Inc. (b)	416,400	43,963
Galaxy Entertainment Group, Ltd.	8,045,090	39,459
Zensho Holdings Co., Ltd. (b)	682,200	39,100
Stellantis NV	3,328,278	36,744
Laopu Gold Co., Ltd., Class H (b)	351,500	27,884
ANTA Sports Products, Ltd.	2,561,707	26,461
Eternal, Ltd. (a)	8,349,362	25,904
Meituan, Class B (a)	1,899,900	25,070
Coupang, Inc., Class A (a)	990,948	23,377
B&M European Value Retail SA (b)	8,953,442	20,372
Metaplanet, Inc. (a)	1,056,500	2,684
		13,952,993
Materials 9.37%
First Quantum Minerals, Ltd. (a)(f)	50,114,067	1,343,629
Heidelberg Materials AG, non-registered shares	4,920,702	1,288,582
Barrick Mining Corp. (CAD denominated)	15,763,495	686,677
Barrick Mining Corp.	7,594,735	330,751
Grupo Mexico, SAB de CV, Series B	97,510,993	920,716
Lundin Mining Corp.	42,085,950	904,547
Agnico Eagle Mines, Ltd.	4,695,529	796,278
Ivanhoe Mines, Ltd., Class A (a)(b)	42,913,187	488,051
Ivanhoe Mines, Ltd., Class A (a)(d)	25,725,343	292,574
Vale SA, ordinary nominative shares	36,133,541	472,446
Vale SA (ADR), ordinary nominative shares	22,988,209	299,536
Valterra Platinum, Ltd. (GBP denominated)	3,191,435	265,039
Valterra Platinum, Ltd. (ZAR denominated)	2,184,864	184,968
Anglo American PLC	10,276,269	423,479
Nippon Steel Corp. (b)	98,574,500	403,134
BASF SE	7,343,710	383,655
Nitto Denko Corp. (b)	15,939,656	378,742
Shin-Etsu Chemical Co., Ltd.	10,148,564	315,601
CRH PLC	2,505,325	312,665
Buzzi SpA	4,092,841	248,781
Glencore PLC	44,064,695	239,700
Linde PLC	552,616	235,630
Syensqo SA (b)	2,841,507	228,208
Antofagasta PLC	4,230,947	185,697
Nutrien, Ltd. (CAD denominated) (b)	2,903,093	179,192
Amcor PLC	11,825,679	98,626
Anhui Conch Cement Co., Ltd., Class H	34,013,500	96,216
Mitsubishi Chemical Group Corp.	16,287,200	95,127
Pan American Silver Corp.	1,671,999	86,626
EUPAC Fund — Page 5 of 12

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Saudi Basic Industries Corp. non-registered shares	5,860,192	$80,114
Impala Platinum Holdings, Ltd.	4,396,324	69,240
Wheaton Precious Metals Corp.	363,197	42,683
Wheaton Precious Metals Corp. (CAD denominated)	206,354	24,259
Nippon Sanso Holdings Corp. (b)	2,174,996	64,947
Smurfit Westrock PLC	1,584,382	61,268
DSM-Firmenich AG	390,985	31,596
Air Liquide SA (b)	152,730	28,741
Akzo Nobel NV (b)	377,879	26,245
		12,613,966
Health care 7.88%
Novo Nordisk AS, Class B	46,287,114	2,359,384
AstraZeneca PLC	10,117,655	1,863,590
EssilorLuxottica SA	4,844,261	1,531,629
Argenx SE (ADR) (a)	1,085,870	913,163
Argenx SE, non-registered shares (a)	173,720	146,212
Daiichi Sankyo Co., Ltd.	45,662,137	972,496
Fresenius SE & Co. KGaA (b)	12,926,847	744,009
Roche Holding AG, nonvoting non-registered shares	702,322	290,247
Sanofi	2,781,452	269,850
Chugai Pharmaceutical Co., Ltd.	3,940,100	207,123
Haleon PLC	39,752,653	201,154
Innovent Biologics, Inc. (a)	20,115,000	196,020
BeOne Medicines, Ltd. (ADR) (a)	597,103	181,406
Zealand Pharma AS (a)	1,835,275	133,559
Eurofins Scientific SE, non-registered shares (b)	1,701,114	124,413
HOYA Corp.	718,500	108,831
Sandoz Group AG (b)	1,277,871	93,133
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)(b)	6,942,200	63,429
BioNTech SE (ADR) (a)	476,008	45,316
Ambu AS, Class B, non-registered shares (b)	2,897,692	39,948
GSK PLC	1,434,199	35,246
Koninklijke Philips NV	1,291,694	34,960
QIAGEN NV (b)	637,782	28,681
Asahi Intecc Co., Ltd. (b)	1,105,900	20,718
		10,604,517
Communication services 5.77%
SoftBank Group Corp.	64,766,964	1,825,928
Tencent Holdings, Ltd.	22,261,751	1,705,856
Bharti Airtel, Ltd.	34,805,910	816,516
Spotify Technology SA (a)	1,175,788	682,792
Nintendo Co., Ltd.	9,727,172	657,064
NetEase, Inc.	22,589,943	621,654
Publicis Groupe SA	2,506,122	259,988
Orange	14,471,086	241,453
BT Group PLC	80,303,389	198,572
MTN Group, Ltd.	16,134,442	164,876
Singapore Telecommunications, Ltd.	34,802,400	123,307
Deutsche Telekom AG	3,687,144	119,601
Capcom Co., Ltd. (b)	4,470,500	104,008
Swisscom AG (a)(b)	140,319	101,969
HYBE Co., Ltd.	253,171	57,724
Universal Music Group NV	1,499,186	39,167
EUPAC Fund — Page 6 of 12

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
NAVER Corp.	134,345	$22,512
Advanced Info Service PCL, foreign registered shares	1,952,109	19,389
		7,762,376
Consumer staples 4.57%
Nestle SA	10,837,992	1,077,225
British American Tobacco PLC	18,603,719	1,054,415
Philip Morris International, Inc.	3,994,341	640,692
Imperial Brands PLC	13,240,108	556,638
Danone SA	4,658,590	420,342
Ajinomoto Co., Inc.	19,179,321	405,658
L’Oreal SA, non-registered shares	904,037	388,314
Pernod Ricard SA	4,001,146	342,534
Kweichow Moutai Co., Ltd., Class A	1,484,206	292,293
Anheuser-Busch InBev SA/NV	4,554,054	292,190
JBS NV (BDR) (a)	10,809,143	155,894
Chocoladefabriken Lindt & Sprungli AG, nonvoting shares	7,957	116,371
KT&G Corp.	1,173,661	115,560
Avenue Supermarts, Ltd. (a)	2,725,945	114,676
Carlsberg A/S, Class B	814,982	106,837
Marks and Spencer Group PLC	17,005,625	75,647
		6,155,286
Energy 3.55%
Reliance Industries, Ltd.	92,980,213	1,622,930
Cenovus Energy, Inc. (CAD denominated) (b)	80,230,284	1,357,289
Cenovus Energy, Inc.	2,865,718	48,488
Canadian Natural Resources, Ltd. (CAD denominated)	17,031,322	576,872
Shell PLC (EUR denominated)	7,352,152	271,359
Shell PLC (GBP denominated)	6,619,971	243,180
SLB, Ltd.	5,922,361	227,300
TotalEnergies SE (EUR denominated)	2,641,735	172,183
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	11,786,946	139,675
Neste OYJ	2,967,080	67,143
Tourmaline Oil Corp. (b)	1,130,602	50,717
Rosneft Oil Co. PJSC (c)	3,432,340	— (e)
		4,777,136
Utilities 1.77%
Engie SA (b)	28,444,359	747,904
RWE AG	7,829,597	416,619
SSE PLC	13,717,612	402,233
Iberdrola SA, non-registered shares	14,075,635	304,669
E.ON SE	9,746,287	184,759
Gulf Development PCL	121,187,160	160,699
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	3,535,728	84,742
Enel SpA	4,626,803	48,207
Orsted AS (a)(b)	1,858,688	35,668
		2,385,500
EUPAC Fund — Page 7 of 12

unaudited
Common stocks (continued) Real estate 0.31%	Shares	Value (000)
Mitsubishi Estate Co., Ltd.	7,210,400	$175,611
Henderson Land Development Co., Ltd. (b)	37,999,000	137,092
China Resources Land, Ltd.	30,161,500	105,055
		417,758
Total common stocks (cost: $76,796,050,000)		132,392,725
Preferred securities 0.23% Financials 0.12%
Itau Unibanco Holding SA, preferred nominative shares	21,555,151	154,508
Consumer discretionary 0.11%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	2,718,181	145,649
TVS Motor Co., Ltd., 6.00% preferred shares (a)	19,491,340	2,169
		147,818
Information technology 0.00%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	3,308	5,445
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	133	219
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	11	18
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(c)(d)	9	15
		5,697
Total preferred securities (cost: $345,239,000)		308,023
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	76,328	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 2.05% Money market investments 1.76%
Capital Group Central Cash Fund 3.79% (f)(g)	23,635,645	2,363,801
Money market investments purchased with collateral from securities on loan 0.29%
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.65% (g)(h)	55,500,000	55,500
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (g)(h)	54,829,604	54,830
Capital Group Central Cash Fund 3.79% (f)(g)(h)	526,437	52,649
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.65% (g)(h)	51,500,000	51,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.69% (g)(h)	51,500,000	51,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (g)(h)	43,600,000	43,600
Fidelity Investments Money Market Government Portfolio, Class I 3.67% (g)(h)	31,700,000	31,700
EUPAC Fund — Page 8 of 12

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.61% (g)(h)	31,700,000	$31,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.70% (g)(h)	23,800,000	23,800
		396,779
Total short-term securities (cost: $2,760,319,000)		2,760,580
Total investment securities 100.62% (cost: $79,901,608,000)		135,461,328
Other assets less liabilities (0.62)%		(833,489)
Net assets 100.00%		$134,627,839
Investments in affiliates (f)

	Value at 4/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.38%
Industrials 0.38%
Melrose Industries PLC	$641,302	$—	$236,722	$(63,043)	$176,279	$517,816	$2,157
MTU Aero Engines AG (i)	934,719	42,351	500,611	242,964	(53,360)	—	6,665
						517,816
Information technology 0.00%
Sage Group PLC (The) (i)	789,844	60,868	121,877	(12,178)	(46,069)	—	5,072
Materials 1.00%
First Quantum Minerals, Ltd. (a)	636,990	44,336	7,675	6,523	663,455	1,343,629	—
Lundin Mining Corp. (i)	388,894	—	68,230	3,430	580,453	—	2,656
Ivanhoe Mines, Ltd., Class A (a)(b)(i)	367,914	—	3,237	419	122,955	—	—
Ivanhoe Mines, Ltd., Class A (a)(d)(i)	218,452	—	—	—	74,122	—	—
						1,343,629
Total common stocks						1,861,445
Short-term securities 1.80%
Money market investments 1.76%
Capital Group Central Cash Fund 3.79% (g)	4,925,264	14,375,977	16,938,061	329	292	2,363,801	165,652
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 3.79% (g)(h)	20,412	32,237 (j)				52,649	— (k)
Total short-term securities						2,416,450
Total 3.18%				$178,444	$1,518,127	$4,277,895	$182,202
EUPAC Fund — Page 9 of 12

unaudited
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$230,721	$292,574	0.22%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	64,403	62,190	0.05
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	5,639	5,445	0.00 (l)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	227	219	0.00 (l)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	19	18	0.00 (l)
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(c)	11/4/2021	15	15	0.00 (l)
Checkout Payments Group, Ltd., Class B (c)	1/11/2022	148,840	39,890	0.03
Total		$449,864	$400,351	0.30%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Rate represents the seven-day yield at 12/31/2025.
(h)	Security purchased with cash collateral from securities on loan.
(i)	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2025. Refer to the investment portfolio for the security value at 12/31/2025.
(j)	Represents net activity.
(k)	Dividend income is included with securities lending income and is not shown in this table.
(l)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
EUPAC Fund — Page 10 of 12

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):
EUPAC Fund — Page 11 of 12

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$2,174,909	$25,138,013	$39,890	$27,352,812
Industrials	1,645,243	22,134,752	—	23,779,995
Information technology	1,468,828	21,059,368	62,190	22,590,386
Consumer discretionary	3,717,585	10,235,408	—	13,952,993
Materials	7,103,708	5,510,258	—	12,613,966
Health care	1,168,566	9,435,951	—	10,604,517
Communication services	682,792	7,079,584	—	7,762,376
Consumer staples	640,692	5,514,594	—	6,155,286
Energy	2,400,341	2,376,795	— *	4,777,136
Utilities	—	2,385,500	—	2,385,500
Real estate	—	417,758	—	417,758
Preferred securities	—	302,326	5,697	308,023
Rights & warrants	—	—	— *	— *
Short-term securities	2,760,580	—	—	2,760,580
Total	$23,763,244	$111,590,307	$107,777	$135,461,328
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-016-0226
EUPAC Fund — Page 12 of 12